Book Values and Fair Values of Financial Instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Book values
Fair Value And Carrying Value By Balance Sheet Grouping [Line Items]
Investments	$ 31	$ 5
Capital lease obligations	276	19
Approximate fair values
Fair Value And Carrying Value By Balance Sheet Grouping [Line Items]
Investments	31	5
Capital lease obligations	$ 276	$ 19